Consolidation scope (Details)	12 Months Ended
Dec. 31, 2023 entity
Consolidation scope
Number of entities	1,367
Investments accounted for using equity method
Consolidation scope
Number of entities	192
Exploration & Production | Brass Holdings B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Congo Forest Company (CFC)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | E.F. Oil And Gas Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf E&P
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Exploration UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum Iran
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Mabruk Oil Operations
Consolidation scope
Group interest, fully consolidated (as a percent)	49.02%
Exploration & Production | Stogg Eagle Funding B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TOQAP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Exploration & Production | Total Austral
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Al Shaheen A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 15/06
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16 Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 33
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 39
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chissonga
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P East El Burullus Offshore B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Block 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Offshore Western Desert B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Guyane Francaise
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Jutland Denmark B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Harir) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Safen) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Taza) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P M2 Holdings Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Myanmar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Participations Petrolieres Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Philippines B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Services China Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Sudan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Syrie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Tajikistan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas South America
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Pars LNG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Anchor USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies BTC B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Carbon Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies CCS UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Denmark ASW
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Denmark ASW Pipeline ApS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Algerie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Algerie Berkine A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Americas LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Colombie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P New Ventures Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P North Sea UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Research & Technology USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Oil Shale LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Well Containment LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies East Africa Midstream B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP (Brunei) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Absheron B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Abu Al Bu Khoosh
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 17.06
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 20
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 25
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 29
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 32
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 40
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 48 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Asia Pacific Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Azerbaijan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Block 9
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Bolivie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Bulgaria B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Company UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	85.00%
Exploration & Production | TotalEnergies EP Cyprus B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Danmark A/S - CPH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Midstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Upstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	58.28%
Exploration & Production | TotalEnergies EP Gass Handel Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Gastransport Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Golfe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Greece B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Holding UAE B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Holdings Russia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K1 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K2 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K3 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Iran B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Iraq
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Italia S.p.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Kazakhstan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Kenya B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Liban S.A.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Libye
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Lower Zakum B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Malaysia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Block C18 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Block C9 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Blocks DW B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP M'Bridge B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Namibia B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater A Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater B Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater C Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater D Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater E Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater F Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater G Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater H Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Oman Block 11 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Oman S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Petroleum Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Pipelines Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Profils Petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Qatar 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Ratawi Hub
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Russie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Sao Tome and Principe B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Sebuku
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Services Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP South Africa B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP South Africa Block 567 (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Suriname B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP UAE Unconventional Gas B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Uganda S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Umm Lulu SARB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Umm Shaif Nasr B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Venezuela B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Vostok LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Waha
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Well Response
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Yemen
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Yemen Block 3 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings EACOP S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Jack USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies LNG Supply Services USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nature Based Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nature Based Solutions II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nederland Facilities Management B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Offshore GB Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Offshore UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Petroleo & Gas Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Shipping Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Termokarstovoye S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream Nigeria
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Uintah Colorado Resources, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	66.67%
Exploration & Production | Uintah Colorado Resources II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Abu Dhabi Gas Industries Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Angola LNG Supply Services, LLC
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Exploration & Production | Bonny Gas Transport Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Brass LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	20.48%
Exploration & Production | Dolphin Energy Limited
Consolidation scope
Group interest, equity method (as a percent)	24.50%
Exploration & Production | East African Crude Oil Pipeline (EACOP) Ltd
Consolidation scope
Group interest, equity method (as a percent)	62.00%
Exploration & Production | Gas Investment and Services Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Global Forestry Development (GFD)
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Exploration & Production | Luna Carbon Storage ANS
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Exploration & Production | Norpipe Oil AS
Consolidation scope
Group interest, equity method (as a percent)	34.93%
Exploration & Production | Norpipe Petroleum UK Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norpipe Terminal Holdco Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norsea Pipeline Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | North Oil Company
Consolidation scope
Group interest, equity method (as a percent)	30.00%
Exploration & Production | Northern Lights JV DA
Consolidation scope
Group interest, equity method (as a percent)	33.33%
Exploration & Production | Pars LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Exploration & Production | Private Oil Holdings Oman Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated LNG | BioBearn S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | BioGasconha S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Breuil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Chatillon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Corcelles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Epinay
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Libron
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Milhac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Soignolles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Torcy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Vert Le Grand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biogaz Viriat
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | BioPommeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Bioroussillon S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Biovilleneuvois S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Fonroche Energies Renouvelables S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Global LNG Armateur S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Global LNG Downstream S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Global LNG North America Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Global LNG S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Greenflex Actirent Group, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Greenflex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Margeriaz Energie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Marsa LNG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	80.00%
Integrated LNG | Methanergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Moz LNG1 Co-Financing Company
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated LNG | Moz LNG1 Financing Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated LNG | Moz LNG1 Holding Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated LNG | Mozambique LNG Marine Terminal Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated LNG | Mozambique MOF Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated LNG | Papua LNG Development Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 10
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 11
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 12
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 13
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 14
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 15
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 16
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 17
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 18
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 19
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 20
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 21
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 22
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 23
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 24
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 25
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 26
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 27
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 28
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 4
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 5
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 6
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 7
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 8
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Energetyka 9
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Inwestycje
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | PGB Serwis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Polska Grupa Biogazowa S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Total E&P Indonesie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Total Energies Biogaz France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Australia Unit Trust
Consolidation scope
Group interest, fully consolidated (as a percent)	0.00%
Control (as a percent)	75.16%
Integrated LNG | TotalEnergies Biogas Holdings USA, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies CCS Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies E&P Yamal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Angola Developpement Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Australia II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Australia III
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Barnett USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Holding Mauritius Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Holdings Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Ichthys Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Ichthys Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Mozambique Area1, Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Oman Block 12 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Oman Development B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP PNG Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP PNG2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Salmanov
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Singapore Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Tengah
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies EP Transshipment S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Exploration Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Asia Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Brazil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Ltd, London, Meyrin - Geneva branch
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power North America, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas & Power Services UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas Holdings Andes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gas y Electricidad Argentina S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Gaz & Electricite Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies GLNG Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies GLNG Holdings Australia S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies LNG Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Totalenergies Lng Services France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Sviluppo Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies USA International LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Ventures Emerging Markets
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Ventures Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Ventures International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | TotalEnergies Yemen LNG Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated LNG | Abu Dhabi Gas Liquefaction Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated LNG | Adani Total Gas Ltd
Consolidation scope
Group interest, equity method (as a percent)	37.40%
Integrated LNG | Adani Total LNG Singapore Pte. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated LNG | Adani Total Private Limited (d)
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated LNG | Angola LNG Ltd
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Integrated LNG | BioDeac S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated LNG | BioLoie S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	55.00%
Integrated LNG | BioQuercy S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	66.00%
Integrated LNG | Cameron LNG Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)	16.60%
Integrated LNG | Colon LNG Marketing S. de R. L.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated LNG | Cote d'Ivoire GNL
Consolidation scope
Group interest, equity method (as a percent)	34.00%
Integrated LNG | Del Rio Funding LLC
Consolidation scope
Group interest, equity method (as a percent)	59.55%
Percentage of control in associate or joint venture	50.00%
Integrated LNG | Ductor Oy
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated LNG | ECA LNG Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)	16.60%
Integrated LNG | Gas Del Litoral SRLCV
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated LNG | Gulf Total Tractebel Power Company PSJC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated LNG | Ichthys LNG PTY Limited
Consolidation scope
Group interest, equity method (as a percent)	26.00%
Integrated LNG | National Gas Shipping Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated LNG | Nigeria LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Integrated LNG | Nyk Armateur S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated LNG | Oman LNG, LLC
Consolidation scope
Group interest, equity method (as a percent)	5.54%
Integrated LNG | Qatar Liquefied Gas Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated LNG | Qatar Liquefied Gas Company Limited (II)
Consolidation scope
Group interest, equity method (as a percent)	16.70%
Integrated LNG | Qatar Liquified Gas Company Limited 10 (QG10) - NFS Project
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated LNG | Qatar Liquified Gas Company Limited 5 (QG5) - NFE Project
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated LNG | Rio Grande LNG Intermediate Holdings, LLC
Consolidation scope
Group interest, equity method (as a percent)	20.31%
Percentage of control in associate or joint venture	16.67%
Integrated LNG | South Hook LNG Terminal Company Limited
Consolidation scope
Group interest, equity method (as a percent)	8.35%
Integrated LNG | Total Eren H2
Consolidation scope
Group interest, equity method (as a percent)	80.00%
Integrated LNG | Total Shenergy LNG (Shanghai) Co., Ltd.
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Integrated LNG | Transportadora de Gas del Mercosur S.A.
Consolidation scope
Group interest, equity method (as a percent)	32.68%
Integrated LNG | Yamal LNG
Consolidation scope
Group interest, equity method (as a percent)	20.02%
Integrated LNG | Yemen LNG Company Limited
Consolidation scope
Group interest, equity method (as a percent)	39.62%
Integrated Power | Abarloar Solar S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Abeto Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Access Building Egypt Solar One
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Access Egypt Solar One
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Alberche Conex, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Alamo Solarbay S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Alcad AB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Amura Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Anayet Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Anclote Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Ancora Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Andromeda Solarbay HP S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Anemopetra
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Arbotante Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Armada Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Atolon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Avenir Solaire Portfolio
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Auriga Generacion S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Baker Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Baser Comercializadora de Referencia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Bidasoa Conex, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | BJL11
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | BJL4
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | Brur LP
Consolidation scope
Group interest, fully consolidated (as a percent)	44.64%
Integrated Power | Budeshte Agro
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Caramulo SE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Castellaneta
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire 21.09-3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Brazoria Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Brazoria Solar II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cefeo Solar S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centaurus Environment S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Eolienne De La Vallee Gentillesse
Consolidation scope
Group interest, fully consolidated (as a percent)	74.80%
Integrated Power | Centrale Hydrolique Alas
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Ardon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | Centrale Hydrolique Arvan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Barbaira
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Bonnant
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Gavet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Miage
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Hydrolique Previnquieres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire 21.09-4
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire APV R&D
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Autoprod
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Bayet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Beauce Val de Loire
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Power | Centrale Solaire CET La Babiniere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire De Cazedarnes
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Integrated Power | Centrale Solaire de La Bezassade
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Dom
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Du Centre Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire DU Lavoir
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Power | Centrale Solaire La Castello
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire La Potence
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire La Roquette
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Lacoste
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Le Carteyrou
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Le Trabet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Les Cordeliers
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Power | Centrale Solaire Les Cordeliers 2
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Integrated Power | Centrale Solaire Lot 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Macouria
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Moussoulens
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Ombrieres Cap Agathois
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Power | Centrale Solaire Ombrieres De Blyes
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Power | Centrale Solaire Plateau De Pouls
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Power | Centrale Solaire Pouy Negue
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Pouy Negue 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire RENFR 331
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire RENFR 397
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire RENFR 628
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Solarshare Bordeaux
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Terre du Roi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire Touzery
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire TQ 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Centrale Solaire TQ 5
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cerezo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cidra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Circinus Energy S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Clean Energy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Clean Energy 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Clinton Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Columba Renovables S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Comanche Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Energy Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Fund 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar Capital, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar Data, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar DG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar Holdings I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar Land Holdings I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar SPV X, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar SPV XV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar SPV XXIV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Core Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cottonwood Bayou Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cottonwood Bayou Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cowtown Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Crc Kern Front Tugboat, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | CS Carrefour de l'Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | CS QUADRAO 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Cygnus Environment S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Danish Fields Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Danish Fields Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Dracena I
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Dracena II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Dracena IV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Driza Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Dubovo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eclipse Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Ecosol
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Edelweis Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Elliniki Aioliki Energeiaki EAE
Consolidation scope
Group interest, fully consolidated (as a percent)	86.00%
Integrated Power | EMV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Energeiaki Ptoon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Energia SI
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eneryo S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Enwind
Consolidation scope
Group interest, fully consolidated (as a percent)	98.00%
Integrated Power | Eole Boin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole Dadoud
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole Grand Maison
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole La Montagne
Consolidation scope
Group interest, fully consolidated (as a percent)	87.60%
Integrated Power | Eole La Perriere S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole Morne Carriere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eole Yate
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren Development Asia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren Dracena
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren Grece
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren India
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren Maral
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Eren Re Participacoes
Consolidation scope
Group interest, fully consolidated (as a percent)	99.81%
Integrated Power | Eren Terra Santa
Consolidation scope
Group interest, fully consolidated (as a percent)	94.22%
Integrated Power | Essakane Solar S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | Etoile
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | E-Vento Ciro
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Evergreen Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Falla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Fast Jung KB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Fleming Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Fluxsol
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Fotovoras
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | FPV Blanchard
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Frieman & Wolf Batterietechnick GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | G Sol do Alentejo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | G Sol do Alentejo2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | G.P.E
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Gallocanta, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Gardunha SE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Garonne-et-Canal Energies
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Novos Desenvolvimentos
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Portfolio
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Servicos de Engenharia e Gestao
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Ventos da Gardunha
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Ventos de Proenca-a-Nova
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Ventos de Trancoso
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Generg Ventos do Caramulo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Genergreen
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Glaciere De Palisse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Global Energy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Global Solar Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Go Electric
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Golden Triangle Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Goleta Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Goodfellow Solar III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Goritsa Aiolos
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Greenwind S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Grillete Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | GV Beira Baixa
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | GV Pinhal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | GV Seixo
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | GV Sines
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | GV Viana
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio 100 Kw
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio 971
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio 974 Sol 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio 974 Toiture 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio L'R
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio Prony Resources New Caledonia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio Saint Benoit
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helio Wabealo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Helix Project V, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hetty
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | HFV Montenero
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hid. Grela
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hid. Manteigas
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Power | Hid. Monte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hidrinveste
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hill Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hill Solar II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hydro 974
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Hydromons
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Inov
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Jmcp
Consolidation scope
Group interest, fully consolidated (as a percent)	50.05%
Integrated Power | Keith Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Kidds Store
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | KSF Holding Nominees
Consolidation scope
Group interest, fully consolidated (as a percent)	57.50%
Integrated Power | KSF Holding Trust
Consolidation scope
Group interest, fully consolidated (as a percent)	57.50%
Integrated Power | KSF Project Nominees Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	57.50%
Integrated Power | KSF Project Trust
Consolidation scope
Group interest, fully consolidated (as a percent)	57.50%
Integrated Power | KSF Syncon Trust
Consolidation scope
Group interest, fully consolidated (as a percent)	57.50%
Integrated Power | LA Basin Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Lanuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Lauderdale Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Laurens Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Lemoore Stratford Land Holdings IV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Le Bois Joli
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Les vents de la Moivre 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Les Vents de la Moivre 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Les Vents de la Moivre 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Les Vents de la Moivre 4
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Les Vents de la Moivre 5
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Lithos Aiolos
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Lorrain
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Luce Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Malaspina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Maral I
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Maral II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Martianez Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Marysville Unified School District Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Mastil Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Mauricio Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Meco 8
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Megavento
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Mishmar LP
Consolidation scope
Group interest, fully consolidated (as a percent)	44.64%
Integrated Power | Mustang Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | MKAT
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Morena Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Myrtle Solar TE HoldCo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Myrtle Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Myrtle Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Nevada Joint Union High School District Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | New Green Energy Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Nomad Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Bulgaria Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Holding Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Holding Italia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia II Bulgaria
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Italia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Poland
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | NovEnergia Poland Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Nuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Ophelia Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Parc Photovoltaique de Puyloubier
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Parque Fotovoltaico Alicahue Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Parque Fotovoltaico Santa Adriana Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | PE La Guardia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Piedra Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Pigeon Run Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Pilastra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Planta solar OPDE Andalucia 3, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Pinhal Interior SE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Pontenure
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Portalon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Pos Production II
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Power | Pos Production III
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Power | Pos Production IV
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Power | Pos Production V
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Power | Poste HTB du Mont de L'Arbre
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Postigo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Postor Solar S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | PT TATS Indonesia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Quilla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Rabiza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Randolph Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Rececho Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Recova Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Regata Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Renoptipower
Consolidation scope
Group interest, fully consolidated (as a percent)	75.25%
Integrated Power | Rhea
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Risen Bangladesh
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Risen Energy Battambang
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | RLA Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Rolling Plains Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | S.E.R.E.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft (Zhuhai FTZ) Batteries Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft (Zhuhai) Energy Storage Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft AB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft America Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Australia PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batterias SL
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batterie Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batterien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batteries Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batteries PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Batterijen B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft EV S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Ferak AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Groupe S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Hong Kong Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Japan KK
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft Nife ME Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Saft S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Sanabria Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Sanders Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SEC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SIIF EDF EN
Consolidation scope
Group interest, fully consolidated (as a percent)	51.02%
Integrated Power | Societe d'Exploitation du Soleil du Haut-Deffens
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solaire Habitat Social
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Barocco
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Carport NJ, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Life Energy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Academia 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Addison North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Alleghany South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Always Low Prices Hi, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Arizona HMR-1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Baltimore Carney, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Baltimore Roofs, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Bay City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Big Apple BTM, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Big Apple CDG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Big Apple CDGB,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Blakeslee 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Buchanan 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Buchanan 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California LXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California LXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California LXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California XXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California XXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star California XXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Cambridge 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Cantil 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Carbondale 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Carlsbad 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Central Light, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Charles City 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Charles City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Charlotte 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Clovis Curry North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Clovis Curry South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Co Co 2500, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Coastal Pirate, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Colorado II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Deer Island, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Dornsife 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Fort Atkinson South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star George Gift, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Gloucester 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Gloucester 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Golden Empire, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Goochland 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Goodwin Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Harpst Arcata, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Hartford South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Halifax 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Harbor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Hawley 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star HD Maryland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star HD New Jersey, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star HD New York, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Healthy 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Healthy Lake, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Herald Square 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Hernwood, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Hubbardson South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Irondale, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Jal, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Kennedale Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Khsd, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star LA County High Desert, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Lake Mills 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star LCR Culver City, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star LCR Irvine, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star LCR Split 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Light Park, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Lincoln School, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Lompoc Diatomite 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Los Lunas 2 LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Los Lunas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star MA - Tewksbury, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Massachusetts II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Massachusetts III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Maxx 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Mayfield 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Maynard 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Mifflinburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Millville Rohrsburg, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Millville, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Mount Crawford 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Mountain Post, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star North Herty Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Orangeville 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Orangeville Eagle, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Palmyra North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parent CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Parkton, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Pennsauken, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Petersburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Philipsburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Pleasant Mount 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Pleasant Mount 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Prime 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Prime 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Prime SCK3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star PTC 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star PTC 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Serving Science 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Serving Science, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star South Deering, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star State of CT Solar 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Storage Texas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Timberville 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Timberville 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Track Southern Ave 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Tranquility, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Unkety Brook, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Urbana Landfill South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Vegas I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Virginia Holdco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Ware 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Western Hills Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Whitewater South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Star Wholesome Portland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solar Start Bear Creek, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solarstar Ma I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solarstar Prime I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SolarStorage Fund A, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SolarStorage Fund B, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SolarStorage Fund C, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SolarStorage Fund D, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Solenergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Sombrero Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Spinnaker Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SPWR SS 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Strongstown Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Bobcat Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Commercial FTB Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Commercial Holding Company FTB SLB Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Commercial Holding Company FTB SLB, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Helix I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower NY CDG 1,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Revolver HoldCo I Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | SunPower Revolver HoldCo I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Swingletree Operations, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Tadiran Batteries GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Tadiran Batteries Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Talmei Eliyahu
Consolidation scope
Group interest, fully consolidated (as a percent)	46.94%
Integrated Power | Terra Santa I
Consolidation scope
Group interest, fully consolidated (as a percent)	88.77%
Integrated Power | Terra Santa II
Consolidation scope
Group interest, fully consolidated (as a percent)	88.77%
Integrated Power | Tethys
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Titan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TNE Holdco 1 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Total Eren
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Total Eren Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Total Eren Chile
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Total Eren Holding
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Total Eren Nov
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies - Centrale Electrique Bayet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies - Centrale Electrique Marchienne-au-Pont
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies - Centrale Electrique Pont-sur-Sambre
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies - Centrale Electrique Saint-Avold
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies - Centrale Electrique Toul
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies B HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies C HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Carolina Long Bay, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Clientes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies CW I Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies DF Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Totalenergies Distributed Generation Assets Usa, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Distributed Generation Philippines Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Totalenergies Distributed Generation Usa, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Electricidad y Gas Espana
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Electricite et Gaz France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Flexible Power Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies H Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies HI Holdco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Integrated Power ESS Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies M Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Mercado Espana
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies New Ventures USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Offshore Wind Korea
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies OFW US 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies OFW US 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Power Generation France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Power & Gas Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables (Cambodia) Co., Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Asia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Development Middle East
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Development Partnership, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Development Philippines Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables DG Asia Assets PTE Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables DG Development Asia Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables DG Holdings Asia PTE Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables DG MEA - Assets 1 FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables DG MEA FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables ESS Carling
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables ESS Flandres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables ESS Grandpuits
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Iberica, S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Indian Ocean Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Latin America
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Malaysia Sdn. Bhd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Projects Philippines Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Projects Singapore Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Projects Vietnam
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Totalenergies Renewables R4 Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Totalenergies Renewables Seagreen Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Singapore Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renewables USA, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renouvelables Danemark ApS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renouvelables France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Renouvelables Pacific
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Solar DG Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Solar France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Solar Intl
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Solar Wind Indian Ocean Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TotalEnergies Wire 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TQN Hydro
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TQN Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TQN Wind
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Trancoso SE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Trofeo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TSGF SpA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | TSSDG India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Tutly Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Valencia Solar 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Valencia Solar 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Valencia Solar 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Valencia Solar 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Valorene
Consolidation scope
Group interest, fully consolidated (as a percent)	66.00%
Integrated Power | Varadero Solar, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Viana Castelo SE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Vientos Los Hercules
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Vientos Solutions S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Vents d'Oc Centrale d'Energie Renouvelable 16
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Vents D'Oc Centrale D'Energie Renouvelable 18
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Wichita Data, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Wichita Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Winche Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Wind 1026 GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Wind 1029 GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Winergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Woodbury Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | WP France 21
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Zenith Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Power | Adani Green Energy Ltd
Consolidation scope
Group interest, equity method (as a percent)	19.75%
Integrated Power | Adani Green Energy Twenty Three Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Adani Renewable Energy Holding Nine Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Advanced Thermal Batteries Inc.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Aerospatiale Batteries (ASB)
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Aerowatt Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Aerowatt Energies 2
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Power | Al Kharsaa Solar Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Integrated Power | Alicante
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Alicante 2
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Altergie Territoires 2
Consolidation scope
Group interest, equity method (as a percent)	44.58%
Integrated Power | Altergie Territoires 3
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Amber Solar Power Cinco, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Dieciseis, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Diez, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Nueve, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Quince, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Amber Solar Power Uno, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Attentive Energy, LLC
Consolidation scope
Group interest, equity method (as a percent)	56.00%
Integrated Power | Automotive Cells Company, S.E.
Consolidation scope
Group interest, equity method (as a percent)	33.33%
Integrated Power | Ballupur Solar Power Projects Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Castille
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | CDV Holding S.A.
Consolidation scope
Group interest, equity method (as a percent)	34.00%
Integrated Power | Centrale Photovoltaique De Merle Sud
Consolidation scope
Group interest, equity method (as a percent)	40.58%
Integrated Power | Centrale Solaire Chemin De Melette
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Power | Centrale Solaire Estarac
Consolidation scope
Group interest, equity method (as a percent)	35.00%
Integrated Power | Centrale Solaire Golbey
Consolidation scope
Group interest, equity method (as a percent)	51.05%
Integrated Power | Centrale Solaire Guinots
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Power | Centrale Solaire Heliovale
Consolidation scope
Group interest, equity method (as a percent)	59.63%
Integrated Power | Centrale Solaire La Tastere
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Power | Centrale Solaire Lodes
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Centrale Solaire Mazeran Lr
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Centrale Solaire Merle Sud 2
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Power | Centrale Solaire Olinoca
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Power | Centrale Solaire SRG Energy
Consolidation scope
Group interest, equity method (as a percent)	80.00%
Integrated Power | Centrale Solaire Toiture Josse
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Power | Centrale Solaire Vauvoix
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Power | Chudiala Solar Power Projects Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eden Mumbai Solar Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eden Renewable Cite Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eden Renewable Ranji Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eden Solar Energy Gurgaon Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eden Solar Rajdhani Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | ENEOS TotalEnergies Renewables Solar Development Japan G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Energie Developpement
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Eole Champagne Conlinoise
Consolidation scope
Group interest, equity method (as a percent)	66.00%
Integrated Power | Eolica da Boneca
Consolidation scope
Group interest, equity method (as a percent)	33.00%
Integrated Power | Eolmed
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Power | G.K. Succeed Tsu Haze
Consolidation scope
Group interest, equity method (as a percent)	45.00%
Integrated Power | Galibier
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | GIP III Zephyr Holdings, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Gray Whale Offshore Wind Power No.1 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Power | Gray Whale Offshore Wind Power No.2 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Power | Gray Whale Offshore Wind Power No.3 Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Power | GT R4 Holding Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Haiding one international investment co Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Haiding three international investment co Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Haiding two international investment co Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Hanwha Total Solar II, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Hanwha Total Solar, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | HFV Salentina
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | HT Solar Holdings II, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | HTS Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Hydro Tinee
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Ise Total Nanao Power Plant G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Jingdan New Energy Investment (Shanghai) Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Komundo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Power | La Compagnie Electrique De Bretagne
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | La Metairie Neuve
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Power | La Seauve
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Integrated Power | Les ailes de Taillard
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Leuret
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Lorca
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Luminora Solar 5
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Luminora Solar cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Luminora Solar Dos, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Luminora Solar Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Maenggoldo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Power | Maxeon Solar Technologies, Pte. Ltd
Consolidation scope
Group interest, equity method (as a percent)	16.41%
Integrated Power | Medha Energy Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Merysol
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Missiles & Space Batteries Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Miyagi Osato Solar Park G.K.
Consolidation scope
Group interest, equity method (as a percent)	45.00%
Integrated Power | Miyako Kuzakai Solarpark G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Mulilo Prieska PV (RF) Proprietary Limited
Consolidation scope
Group interest, equity method (as a percent)	27.00%
Integrated Power | Nouvelle Centrale Eolienne de Lastours
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Parc Eolien de Cassini
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Parc Eolien Du Coupru
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Parc Eolien du Vilpion
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Quadrica
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Power | Ronesans Enerji Uretim ve Ticaret Anonim Sirketi
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Seagreen HoldCo 1 Limited
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Power | Shakumbhari Solar Power Projects Private Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Shams Power Company PJSC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Power | Societe Champenoise d'Energie
Consolidation scope
Group interest, equity method (as a percent)	16.00%
Integrated Power | Societe Economie Mixte Production Energetique Renouvelable
Consolidation scope
Group interest, equity method (as a percent)	35.92%
Integrated Power | Sol Holding, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Solar Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Power | Sunzil
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Tianneng Saft Energy Joint Stock Company
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Integrated Power | Total Envision Energy Services (Shanghai) CO., Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Total Strong, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Total Tractebel Emirates O&M Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Total Tractebel Emirates Power Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | TotalEnergies Renouvelables Nogara
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | TQN Solar Nogara
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Vents D'Oc Centrale D'Energie Renouvelable 17
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Power | Vertigo
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Power | Yunlin Holding Gmbh
Consolidation scope
Group interest, equity method (as a percent)	23.00%
Integrated Power | Yunlin Ukco Limited
Consolidation scope
Group interest, equity method (as a percent)	29.46%
Refining & Chemicals | Appryl S.N.C
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Atlantic Trading and Marketing Financial Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Atlantic Trading and Marketing Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Balzatex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Barry Controls Aerospace S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BASF Total Petrochemicals LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Bay Junction Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Borrachas Portalegre Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BOU Verwaltungs GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Catelsa-Caceres S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie Maroc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cosden, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | COS-MAR Company
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Cray Valley (Guangzhou) Chemical Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Czech
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley HSC Asia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | CSSA - Chartering and Shipping Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Espa S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Ethylene Est
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Feluy Immobati
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Fina Pipeline Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | FINA Technology, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket (Suzhou) Valve Components Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket International S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Grande Paroisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | HBA Hutchinson Brasil Automotive Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (Wuhan) Automotive Rubber Products Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeronautique & Industrie Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace & Industry Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Antivibration Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Automotive Systems Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Autopartes Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Borrachas de Portugal Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson d.o.o Ruma
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Do Brasil S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Fluid Management Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holding GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Iberia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrial Rubber Products (Suzhou) Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrias Del Caucho SAU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industries Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Japan Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Korea Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Malta Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Maroc S.A.R.L. AU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Poland SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Polymers S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Porto
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Precision Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Research & Innovation Singapore PTE. Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Rubber Products Private Limited Inde
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Italie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Roumanie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Seal De Mexico S.A. de CV.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson SRO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Stop - Choc GmbH & CO. KG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Technologies (Maanshan) Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Technologies (Shenyang) Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Transferencia de Fluidos S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Tunisie S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Vietnam Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Iber Resinas S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrias Tecnicas De La Espuma SL
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrielle Desmarquoy S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Jehier S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.89%
Refining & Chemicals | Joint Precision Rubber
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | KTN Kunststofftechnik Nobitz GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Le Joint Francais S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services Funding Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Les Stratifies S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Lone Wolf Land Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Machen Land Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Mide Technology Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Naphtachimie
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Olutex Oberlausitzer Luftfahrttextilien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Uk Machining Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Polyblend GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Resilium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Societe Bearnaise De Gestion Industrielle
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Southeast Texas Pipelines LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Stillman Seal Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stop-Choc (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TankOpslag en PijpleidingenNet N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Synova
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Techlam S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TESSAF S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	49.90%
Refining & Chemicals | Thermal Control Systems Automotive Sasu
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Activites Maritimes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Atlantic Trading Mexico SA De CV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Energy Marketing A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Shangai) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Belgium Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Fluids
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco II B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Marketing Deutschland GmbH Refining
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Olefins Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Development Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals & Refining SA/NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Ecaussinnes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Hong Kong Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Iberica
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Plastic Energy Advanced Recycling S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Refining & Chemicals | TotalEnergies Polymers Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinage Chimie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinage France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinerie Mitteldeutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refinery Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refinery Port Arthur, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refining & Chemicals Arabia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Splitter USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Asia Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Products S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Storage S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TOTSA TotalEnergies Trading S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Transalpes S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	67.00%
Refining & Chemicals | Trans-Ethylene
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Vibrachoc S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Zeeland Refinery NV
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Elf Aquitaine Fertilisants
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Bayport Polymers LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Buckeye Products Pileline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | EcoMotion JV GmbH
Consolidation scope
Group interest, equity method (as a percent)	49.90%
Refining & Chemicals | Gulf Coast Pipeline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Hanwha TotalEnergies Petrochemical Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Laffan Refinery Company Limited 1
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | LaPorte Pipeline Company LP
Consolidation scope
Group interest, equity method (as a percent)	19.96%
Refining & Chemicals | LaPorte Pipeline GP LLC
Consolidation scope
Group interest, equity method (as a percent)	19.96%
Refining & Chemicals | National Petroleum Refiners Of South Africa (PTY) Limited
Consolidation scope
Group interest, equity method (as a percent)	18.22%
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Refining & Chemicals | Qatofin Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.08%
Refining & Chemicals | San Jacinto Rail Limited
Consolidation scope
Group interest, equity method (as a percent)	17.00%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemical Company
Consolidation scope
Group interest, equity method (as a percent)	37.50%
Refining & Chemicals | Societe du Pipeline Sud-Europeen
Consolidation scope
Group interest, equity method (as a percent)	35.14%
Refining & Chemicals | Total Corbion PLA B.V.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Totseanergy
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Antilles Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Argedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS 24
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Belgie N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Espanola S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Fuel Cards Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Lithuanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Polska SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Tankservice GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | BlueCharge Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Aviation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Properties Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Fioulmarket.fr
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Kenya Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Tanzania Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Guangzhou Elf Lubricants Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Gulf Africa Petroleum Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Lubricants Vietnam Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Quimica Vasca S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Servauto Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe d'exploitation de l'usine de Rouen
Consolidation scope
Group interest, fully consolidated (as a percent)	98.98%
Marketing & Services | Societe mahoraise de stockage de produits petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe Urbaine des Petroles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Stedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TEVGO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Botswana (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Bitumen UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total China Investment Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Energies Charging Solutions UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Especialidades Argentina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Lubricants (China) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Marketing Uganda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Tianjin Manufacturing Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | TotalEnergies Additives and Fuels Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Bitumen Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Diesel Comercio e Transportes Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Distribuidora Brasil LTDA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Glass Lubricants Europe GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Holdings Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies LPG Vietnam Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Lubrifiants
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | TotalEnergies Lubrifiants Algerie SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	78.90%
Marketing & Services | TotalEnergies Lubrifiants Service Automobiles
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | TotalEnergies Marine Fuels Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing & Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Cambodia) Co. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Fiji) Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Hubei) Co., Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Shanghai) Co., Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing African Holdings Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Afrique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Antilles-Guyane
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Burkina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Cameroun S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	67.01%
Marketing & Services | TotalEnergies Marketing Ceska republika S.R.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Corse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Cote d'Ivoire
Consolidation scope
Group interest, fully consolidated (as a percent)	72.99%
Marketing & Services | TotalEnergies Marketing Denmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Dominicana, S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Marketing & Services | TotalEnergies Marketing Espana, S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Totalenergies Marketing Eswatini (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Ethiopia Share Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Marketing & Services | TotalEnergies Marketing Ghana PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	76.74%
Marketing & Services | TotalEnergies Marketing Guinea Ecuatorial
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | TotalEnergies Marketing Guinee
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings Africa
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings Asia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings India
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing India Private Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Italia SpA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Jamaica Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Jordan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Kenya PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	93.96%
Marketing & Services | TotalEnergies Marketing Lebanon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Luxembourg S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Madagasikara S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	79.44%
Marketing & Services | TotalEnergies Marketing Malawi Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mali
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Maroc
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | TotalEnergies Marketing Mauritius Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | TotalEnergies Marketing Mayotte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Middle East FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mozambique S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Namibia (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Nigeria PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	61.72%
Marketing & Services | TotalEnergies Marketing Pacifique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Polska
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Polynesie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Puerto Rico
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing RDC
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Marketing & Services | TotalEnergies Marketing Reunion
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Romania S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	69.14%
Marketing & Services | TotalEnergies Marketing South Africa (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Taiwan Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	63.00%
Marketing & Services | TotalEnergies Marketing Tanzania Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Togo
Consolidation scope
Group interest, fully consolidated (as a percent)	76.72%
Marketing & Services | TotalEnergies Marketing Tunisie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing UAE LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Uganda Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Ukraine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Vietnam Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Zimbabwe (Private) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	80.00%
Marketing & Services | TotalEnergies MKG Luxembourg S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Nord Est
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Nord Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Sud Est
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Sud Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Retail Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Retail Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Singapore Services Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Supply Marketing Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Turkey Pazarlama A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Warme&Kraftstoff Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Wash France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Upbeatprops 100 PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Aristea
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Arteco
Consolidation scope
Group interest, equity method (as a percent)	49.99%
Marketing & Services | Clean Energy
Consolidation scope
Group interest, equity method (as a percent)	19.10%
Marketing & Services | Saudi Total Petroleum Products
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | S-OIL TotalEnergies Lubricants Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | South Asia LPG Private Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Tas'Helat Marketing Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Freeport Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Parco Pakistan Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Philippines Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | TotalEnergies Marketing Angola S.A.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | TotalEnergies Marketing Egypt
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | TotalEnergies Sinochem Retail Company Ltd
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Trapil
Consolidation scope
Group interest, equity method (as a percent)	5.50%
Marketing & Services | Yangtze Gorges Green Way Charging Technology (Hubei) Co., Ltd.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Corporate | Albatros
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Forest Products LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Institut Photovoltaique D'Ile De France (IPVF)
Consolidation scope
Group interest, fully consolidated (as a percent)	43.00%
Corporate | Omnium Reinsurance Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Pan Insurance Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Septentrion Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Socap S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Societe Civile Immobiliere CB2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Sofax Banque
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Energy Investments Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total International NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Investment Management Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Operations Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Resources (Canada) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies (Beijing) Corporate Management Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies American Services, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Consulting
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Delaware, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Developpement Regional S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Digital Factory
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies EP Gestion Filiales
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Facilities Management Services (TFMS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance Corporate Services Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Funding Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Gestion USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Financial Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Human Resources Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Information Technology Services Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Corporate | TotalEnergies Global IT Services (TGITS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Procurement (TGP)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Procurement Belgium S.A. (TGPB)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Services Bucharest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Services Philippines Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holding Allemagne
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Investments
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Learning Solutions (TLS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Marketing Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Marketing Holdings South Africa ZA (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies One Tech Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies OneTech
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Petrochemicals & Refining USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Security USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Treasury
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Treasury Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies UK Finance Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%